Business Organization and Nature of Operations (Details Narrative) (10K) - shares	Jul. 07, 2015	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Reverse stock split	1-for-20 reverse split
Changes in capital structure retroactive impact shares	200,000,000
Common stock, shares authorized	30,000,000	30,000,000	30,000,000	30,000,000